UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Name:    John Hancock Life Insurance Company (U.S.A.)
Address: 601 Congress Street
         Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Maureen Milet
Title: Vice President & Chief Compliance Officer-Investments
Phone: (617) 572-0203




            Maureen Milet       Boston, MA          February 25, 2013
            -------------       -------------       -----------------
            [Signature]         [City, State]       [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       16

Form 13F Information Table Value Total:                   US $27,688 (thousands)


List of Other Included Managers:

No.       Form 13F File Number     Name
1                                  Hancock Venture Partners, Inc. (formerly John
                                   Hancock Venture Capital Management)

                                                                   Shares
                                               CUSIP     Value     or Prn    SH/  Put/  Investment  Other     VOTING AUTHORITY
Name of Issuer                 Title of Class  Number   (x$1000)   Amount    PRN  Call  Discretion  Manager  SOLE  SHARED  NONE
ALLIS CHALMERS CORP            COM             019645506      41      2,508   SH        SOLE                2,508        0    0
AMR CORP                       COM             001765106      39      3,597   SH        SOLE                3,597        0    0
AVANEX                         COM             05348W109     251     75,979   SH        DEFINED       1         0   75,979    0
CISCO                          COM             17275R102      54     31,622   SH        DEFINED       1         0   31,622    0
COINSTAR INC.                  COM             19259P300     939     35,000   SH        SOLE               35,000        0    0
CROSSROADS SYSTEMS             COM             22765D100      24     16,304   SH        DEFINED       1         0   16,304    0
ENERPLUS                       COM             29274D604  11,058    304,552   SH        SOLE              304,552        0    0
HAWAIIAN HOLDINGS              COM             419879101   3,652    534,689   SH        SOLE              534,689        0    0
IPASS                          COM             46261V108     404     54,641   SH        DEFINED       1         0   54,641    0
LILY ELI & CO                  COM             532457108      80      1,404   SH        SOLE                1,404        0    0
NABORS INDUSTRIES, INC.        COM             G6359F103   6,101    118,950   SH        SOLE              118,950        0    0
NAVISTAR INTL CORP             COM             63934E108   1,407     31,997   SH        SOLE               31,997        0    0
PIXELWORKS                     COM             72581M107     207     18,250   SH        DEFINED       1         0   18,250    0
RANGE RESOURCES                COM             541509303   3,392    165,793   SH        SOLE              165,793        0    0
US AIRWAYS GROUP INC           COM             911905503      38     32,359   SH        SOLE               32,359        0    0
WHX                            COM             929248409       0         59   SH        SOLE                   59        0    0